Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Loans and accounts receivable at amortized cost [Member]
Loans and account receivable at amortized cost
Macro-hedges	$ 1,430,785	$ 2,894,957
Loans and accounts receivable at amortized cost [Member] | Mortgage Loans [Member]
Loans and account receivable at amortized cost
Macro-hedges	994,835	2,344,957
Loans and accounts receivable at amortized cost [Member] | Commercial loans [Member]
Loans and account receivable at amortized cost
Macro-hedges	435,950	550,000
Loans and accounts receivable at amortized cost [Member] | Due within 1 year [Member]
Loans and account receivable at amortized cost
Macro-hedges	732,645	1,223,126
Loans and accounts receivable at amortized cost [Member] | Due within 1 year [Member] | Mortgage Loans [Member]
Loans and account receivable at amortized cost
Macro-hedges	582,645	823,126
Loans and accounts receivable at amortized cost [Member] | Due within 1 year [Member] | Commercial loans [Member]
Loans and account receivable at amortized cost
Macro-hedges	150,000	400,000
Loans and accounts receivable at amortized cost [Member] | Between 1 and 3 years [Member]
Loans and account receivable at amortized cost
Macro-hedges		936,352
Loans and accounts receivable at amortized cost [Member] | Between 1 and 3 years [Member] | Mortgage Loans [Member]
Loans and account receivable at amortized cost
Macro-hedges		786,352
Loans and accounts receivable at amortized cost [Member] | Between 1 and 3 years [Member] | Commercial loans [Member]
Loans and account receivable at amortized cost
Macro-hedges		150,000
Loans and accounts receivable at amortized cost [Member] | Between 3 and 6 years [Member]
Loans and account receivable at amortized cost
Macro-hedges	100,000
Loans and accounts receivable at amortized cost [Member] | Between 3 and 6 years [Member] | Mortgage Loans [Member]
Loans and account receivable at amortized cost
Macro-hedges
Loans and accounts receivable at amortized cost [Member] | Between 3 and 6 years [Member] | Commercial loans [Member]
Loans and account receivable at amortized cost
Macro-hedges	100,000
Loans and accounts receivable at amortized cost [Member] | Over 6 years [Member]
Loans and account receivable at amortized cost
Macro-hedges	598,140	735,479
Loans and accounts receivable at amortized cost [Member] | Over 6 years [Member] | Mortgage Loans [Member]
Loans and account receivable at amortized cost
Macro-hedges	412,190	735,479
Loans and accounts receivable at amortized cost [Member] | Over 6 years [Member] | Commercial loans [Member]
Loans and account receivable at amortized cost
Macro-hedges	185,950
Hedging instrument [Member]
Loans and account receivable at amortized cost
Macro-hedges	1,430,785	2,894,957
Hedging instrument [Member] | Cross currency swaps [Member]
Loans and account receivable at amortized cost
Macro-hedges	1,180,785	2,344,957
Hedging instrument [Member] | Interest rate swaps [Member]
Loans and account receivable at amortized cost
Macro-hedges	250,000	550,000
Hedging instrument [Member] | Due within 1 year [Member]
Loans and account receivable at amortized cost
Macro-hedges	732,645	1,223,126
Hedging instrument [Member] | Due within 1 year [Member] | Cross currency swaps [Member]
Loans and account receivable at amortized cost
Macro-hedges	582,645	823,126
Hedging instrument [Member] | Due within 1 year [Member] | Interest rate swaps [Member]
Loans and account receivable at amortized cost
Macro-hedges	150,000	400,000
Hedging instrument [Member] | Between 1 and 3 years [Member]
Loans and account receivable at amortized cost
Macro-hedges		936,352
Hedging instrument [Member] | Between 1 and 3 years [Member] | Cross currency swaps [Member]
Loans and account receivable at amortized cost
Macro-hedges		786,352
Hedging instrument [Member] | Between 1 and 3 years [Member] | Interest rate swaps [Member]
Loans and account receivable at amortized cost
Macro-hedges		150,000
Hedging instrument [Member] | Between 3 and 6 years [Member]
Loans and account receivable at amortized cost
Macro-hedges	100,000
Hedging instrument [Member] | Between 3 and 6 years [Member] | Cross currency swaps [Member]
Loans and account receivable at amortized cost
Macro-hedges
Hedging instrument [Member] | Between 3 and 6 years [Member] | Interest rate swaps [Member]
Loans and account receivable at amortized cost
Macro-hedges	100,000
Hedging instrument [Member] | Over 6 years [Member]
Loans and account receivable at amortized cost
Macro-hedges	598,140	735,479
Hedging instrument [Member] | Over 6 years [Member] | Cross currency swaps [Member]
Loans and account receivable at amortized cost
Macro-hedges	598,140	735,479
Hedging instrument [Member] | Over 6 years [Member] | Interest rate swaps [Member]
Loans and account receivable at amortized cost
Macro-hedges